Provision for tax, civil and labor risks	12 Months Ended
Dec. 31, 2021
Provision for tax, civil and labor risks
Provision for tax, civil and labor risks

9.         Provision for tax, civil and labor risks

Getnet is a party to tax, civil and labor proceedings. These proceedings are in progress and are being discussed at the administrative and judicial levels. The provisions were recognized based on the nature, complexity, and outcome history for similar proceedings, as well as on the loss assessment for Getnet’s proceedings, based on the opinions of the Company’s in-house and outside legal counsel. Getnet’s policy is to fully provide for the amount at risk in proceedings assessed as probable losses.

Labor lawsuits are related to claims mainly by former employees of the Company. Civil lawsuits refer to claims for damages from suppliers, damages caused to third parties and litigation in contractual matters.

a)       Probable losses

	12/31/2021	12/31/2020
Civil	2,895	1,872
Labor	12,118	9,553
Total	15,013	11,425

Getnet is party to lawsuits discussed at the administrative level which analyzing its nature, do not qualify has a probable loss risk. The main lawsuits that qualify as contingency with possible losses are listed below:

b)       Possible losses

	12/31/2021	12/31/2020
Civil	52,137	64,184
Labor	26,382	24,215
Tax	812,700	875,087
Total	891,219	963,486

Tax - Tax on services

The Company is party to three lawsuits related to the collection of taxes on services, of which it was cited in 2016. The tax assessments issued by the Finance Department of the City of São Paulo, refer to the alleged existence of revenues from the provision of services, correlated to technical support services, such as installation, configuration and maintenance of computer programs, and currently amount to R$ 74,735. For all tax assessments received related to this subject, the Company believes that the likelihood of loss is possible.

Tax – Income taxes and social contributions

Federal Tax Office of Brazil issued infraction notices against Getnet and Santander Brazil related to income taxes and social contribution, including late payment charges, related to the tax deduction for the amortization of goodwill paid on the acquisition of Getnet Tecnologia referring to period from 2014 to 2018. In the Federal Tax Office of Brazil’s perspective, the Company would not have complied with the legal requirements for amortization. Getnet and Santander Brazil presented their respective defenses and are awaiting judgment at the administrative level. The amount of the potential loss was approximately R$ 812.7 million, not booked as a provision as of December 31, 2021.

c)       Judicial deposits

	12/31/2021	12/31/2020
Civil	1,389	592
Labor	17,788	15,625
Tax	1,017	1,002
Total	20,194	17,219

(1)      Judicial deposits recognized in the balance sheet line "Other assets".

d)       Provision movement

	12/31/2021		12/31/2020
	Civil	Labor	Civil	Labor
Opening balance	1,872	9,553	1,547	5,954
Additions	5,455	4,070	1,296	4,791
Reversals/payments	(4,431)	(1,506)	(971)	(1,192)
Closing balance	2,896	12,117	1,872	9,553

Accounting policy

Provisions for risks (labor, civil, and tax) are recognized when: (a) there is a present obligation as a result of a past event; (b) it is probable that an outflow of funds will be required to settle the obligation; and (c) the amount has been reliably estimated. In case of a series of similar obligations, the likelihood that an outflow will be required to settle them is determined taking into consideration the class of obligations as a whole.

A provision for tax, civil and labor risks is recognized in the consolidated financial statements when the risk of loss in an administrative or judicial proceeding is considered probable, with a probable disbursement of funds to settle the obligations, and whenever the amounts involved can be reliably measured. The definition of the probability of loss is an estimate based on the opinion of legal advisors and management, the nature of the proceedings, similarity with previous cases, and the complexity of the courts.

Contingent assets are not recognized in consolidated financial statements since they refer to results that might never be realized. However, when the realization of the gain is virtually certain, then the related asset is no longer a contingent asset and its recognition becomes appropriate. Contingent assets with a probable favorable outcome are only disclosed in the notes to the consolidated financial statements. At December 31, 2021 and December 31, 2020, Getnet had no contingent assets.

Contingent liabilities assessed as possible losses are not recognized in consolidated financial statements and are instead only disclosed in explanatory notes. Contingent liabilities assessed as remote losses are neither recognized nor disclosed.

Estimates and critical accounting judgments

The risk of loss classification is an estimate that requires material judgment in accounting for and disclosing provisions for judicial and administrative proceedings, as well as the estimate of amounts, the complexity of the proceedings, and the history of the lawsuits and similar proceedings.